united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 9/30/2021

Item 1. Reports to Stockholders.

Marathon Value Portfolio

MVPFX

Annual Report

September 30, 2021

Fund Advisor:

Kovitz Investment Group Partners, LLC.
71 S. Wacker Dr., Suite 1860
Chicago, IL 60606

(312) 334-7300

www.marathonvalue.com

Marathon Value Portfolio
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

The Fund’s performance figures(*) for the periods ended September 30, 2021, compared to its benchmark:

		Five	Ten	Inception*** through
	One	Year	Year	September 30, 2021
	Year	(Annualized)	(Annualized)	(Annualized)
Marathon Value Portfolio	27.59%	13.42%	13.17%	9.07%
S&P 500 Total Return Index **	30.00%	16.90%	16.63%	7.04%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to pay most of the Fund’s operating expenses (with certain exceptions) in return for a “universal fee” of 0.99% (excluding indirect costs of investing in other investment companies and certain other expenses) of the Fund’s net assets. Please review the Fund’s most recent prospectus for more detail on this universal fee. The Fund’s total annual expense ratio is .99% per the Fund’s prospectus dated February 1, 2021 as supplemented June 21, 2021. For performance information current to the most recent month-end, please call toll-free 1-800-788-6086.

**	The S&P 500 Total Return Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund’s portfolio holdings may differ significantly from the securities held in the Index, and unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. Investors may not invest directly in an index.

***	Inception date is March 28, 2000.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of September 30, 2021:

Sectors	Percentage of Net Assets
Medical Equipment & Devices	13.1%
Technology Services	9.1%
Insurance	8.7%
Technology Hardware	8.1%
Internet Media & Services	7.3%
Diversified Industrials	6.4%
Retail - Discretionary	5.7%
Semiconductors	5.3%
Electrical Equipment	4.6%
Other	31.7%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Marathon Value Portfolio

LETTER TO SHAREHOLDERS	SEPTEMBER 30, 2021

For the fiscal year 2021 (October 1, 2020 through September 30, 2021), the Marathon Value Portfolio Fund (the Fund) returned 27.59%. In comparison, our benchmark, the S&P 500 Index, gained 30.00% during the same period. Since inception on March 28, 2000, the Fund has compounded at a rate of 9.07% annually, versus 7.04% annually for the S&P 500 over the same time period.

The speed and magnitude of the equity market’s recovery from the pandemic-induced lows of March 2020 has been nothing short of remarkable. Since that time, the S&P 500 has almost doubled– the fastest such gain since World War II. So far in 2021, the S&P 500 has closed at a record-high 53 times- the most by this point in the year since 1964.

Despite these impressive statistics (or, maybe because of them), much of the conventional thinking about the equity markets remains solidly bullish. Among the optimistic beliefs underlying this thinking are: 1) A thriving U.S. economy, which is turbocharging corporate profits, will continue for the foreseeable future. For instance, during the second-quarter earnings season, nearly 90% of companies exceeded analyst forecasts – the highest such level of “beats” since 1994. 2) The U.S. Federal Reserve will keep interest rates at rock-bottom levels, possibly for years to come. 3) The U.S Government will continue spending heavily to keep the recovery going. 4) Investors continue to exhibit the “buy the dip” mentality and to adhere to the mantra, “there is no alternative” (TINA) to equities because bond yields are so low.

However, the market’s buoyancy has been ebbing of late. On the last day of September, the S&P 500 benchmark notched its first 5% decline in almost a year, one of the longest such stretches without such a pullback on record. Less bullish, or outright bearish investors, are beginning to become more vocal. These more pessimistic views include: 1) The Delta variant’s spread is lengthening the time for complete economic normalization. Companies are increasingly taking down current growth forecasts due to lingering supply chain constraints and input price pressures. 2) Fears that the Federal Reserve’s strategy of tapering its bond buying program may be ill-timed. 3) Concerns that many of the economic tailwinds may be reversing and that company earnings have hit peak growth. 4) China’s crackdown on technology, real estate developers, and other private industries could lead to slower global growth.

What do Marathon Fund management think about these various issues? The reality is we generally don’t have strong opinions on matters such as these. We readily admit we don’t know how the market is going to react to new data one quarter to the next, let alone one or two years hence. We’ve written extensively on market timing and are still of the opinion that it is a futile exercise. Excuse us if we’ve used this Peter Lynch quote before but nothing encapsulates our sentiment so well.

“Far more money has been lost by investors preparing for corrections, or trying to anticipate corrections, than has been lost in corrections themselves.” - Peter Lynch

We are convinced that the most reliable way to capture the long -term return of equities is to ride out their frequent, but ultimately temporary, declines. Considering, that historically, the equity market averages roughly a 15% drawdown on an annual basis, the real key to making money in stocks is not to get scared out of them

Besides, generating satisfactory investment returns is a probabilistic process, not a predictive one. Basing our company value estimates on whether a bullish or bearish economic prediction proves out would leave us vulnerable to alternative scenarios playing out. Instead, our analysis contemplates the idea that many different outcomes are possible and applies certain probabilities to each. One of our favorite descriptions of risk is that more things can happen than will happen. We know of no other way to account for this risk than to sensibly assess multiple potential outcomes.

Any strong opinions we do have are reserved for company-specific insights developed through our research process, where we focus on identifying a small number of companies with sustainable competitive advantages, are exceptionally well-managed, and have attractive reinvestment opportunities. When we find all of those things available at valuations that will enable us to benefit fully from the growth in the intrinsic value of the companies, the events in the broader economy don’t matter all that much.

The essence of lastingly successful equity investing is the ability to allow capital to compound over the long-term. This ability is not just about possessing superior intellectual capability and analytical aptitude; it’s also overwhelmingly temperamental in nature. It’s about patience, discipline, faith that your process works over time, and most importantly, because the compounding of returns is such a powerful force, make sure to never unnecessarily interrupt it. Because although we never know what the stock market is going to do next, we believe we know what it’s likely to do ultimately.

Annualized Performance (Net of Fees) As of September 30, 2021
	Marathon Value	S&P 500
Quarter *	0.34%	0.58%
YTD *	13.00%	15.92%
One Year	27.59%	30.00%
Three Year	13.02%	15.99%
Five Year	13.42%	16.63%
Since Inception (03/28/00)	9.07%	7.04%

*	Quarter and Year to Date Performance numbers are not annualized.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-695-3729. The total expense ratio is 0.99%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses,” and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

Portfolio holdings are subject to change without notice and are not intended as recommendations of individual stocks.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. This index is unmanaged, and investors cannot actually make investments in this index.

The views and opinions expressed in this material are of the author and may or may not be accurate over the long term. While we believe we have a reasonable basis for our appraisals and we have confidence in our opinions, actual results may differ materially from those we anticipate. These opinions are current as of the date of this report but are subject to change. There is no guarantee that any forecasts or opinions in this material will be realized. Information should not be construed as investment advice. The information provided in this material should not be considered a recommendation to buy, sell or hold any particular security.

Investing involves risk, including loss of principal. There is no guarantee that this, or any, investing strategy will be successful. Diversification does not ensure a profit or guarantee against loss. Investing in value stocks presents the risk that the stocks may never reach what the adviser believes are their full market values. There are no guarantees that dividend paying stocks will continue to pay dividends.

13972121-UFD-11232021

The Fund may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Fund holds may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Fund may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, and charges and expenses and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-695-3729. Distributed by Northern Lights Distributors, LLC.

13972121-UFD-11232021

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5%
	BANKING - 0.7%
9,000	Axos Financial, Inc.(a)	$463,860

	BEVERAGES - 2.2%
9,100	PepsiCo, Inc.	1,368,731

	BIOTECH & PHARMA - 1.2%
8,000	Novo Nordisk A/S - ADR	768,080

	CHEMICALS - 2.3%
10,000	PPG Industries, Inc.	1,430,100

	DIVERSIFIED INDUSTRIALS - 6.4%
5,000	3M Company	877,100
14,600	Emerson Electric Company	1,375,320
8,300	Illinois Tool Works, Inc.	1,715,029
		3,967,449
	ELECTRICAL EQUIPMENT - 4.6%
23,660	Johnson Controls International plc	1,610,773
9,000	TE Connectivity Ltd.	1,234,980
		2,845,753
	ENTERTAINMENT CONTENT - 3.6%
5,000	Activision Blizzard, Inc.	386,950
11,000	Walt Disney Company (The) (a)	1,860,870
		2,247,820
	HOUSEHOLD PRODUCTS - 3.6%
10,000	Colgate-Palmolive Company	755,800
5,000	Kimberly-Clark Corporation	662,200
5,858	Procter & Gamble Company (The)	818,948
		2,236,948
	INDUSTRIAL REIT - 1.1%
4,000	EastGroup Properties, Inc.	666,520

	INSURANCE - 8.7%
2,913	Alleghany Corporation (a)	1,818,906

See accompanying notes to financial statements.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 8.7% (Continued)
3,000	Aon plc, CLASS A	$857,310
6,500	Berkshire Hathaway, Inc., Class B(a)	1,774,110
900	White Mountains Insurance Group Ltd.	962,649
		5,412,975
	INTERNET MEDIA & SERVICES - 7.3%
600	Alphabet, Inc., Class A(a)	1,604,112
1,103	Alphabet, Inc., Class C(a)	2,939,837
		4,543,949
	LEISURE FACILITIES & SERVICES - 3.1%
8,000	McDonald’s Corporation	1,928,880

	MACHINERY - 4.3%
20,000	Graco, Inc.	1,399,400
10,000	Lincoln Electric Holdings, Inc.	1,287,900
		2,687,300
	MEDICAL EQUIPMENT & DEVICES - 13.1%
13,497	Abbott Laboratories	1,594,401
7,834	Becton Dickinson and Company	1,925,754
21,000	Edwards Lifesciences Corporation(a)	2,377,409
8,500	Stryker Corporation	2,241,620
		8,139,184
	RETAIL - CONSUMER STAPLES - 4.6%
6,300	Costco Wholesale Corporation	2,830,905

	RETAIL - DISCRETIONARY - 5.7%
6,000	Genuine Parts Company	727,380
13,700	Lowe’s Companies, Inc.	2,779,182
		3,506,562
	SEMICONDUCTORS - 5.3%
17,154	Intel Corporation	913,965
12,200	Texas Instruments, Inc.	2,344,962
		3,258,927

See accompanying notes to financial statements.

MARATHON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SOFTWARE - 4.5%
10,000	Microsoft Corporation	$2,819,200

	TECHNOLOGY HARDWARE - 8.1%
15,000	Apple, Inc.	2,122,500
15,376	Cisco Systems, Inc.	836,916
4,000	Zebra Technologies Corporation, Class A(a)	2,061,680
		5,021,096
	TECHNOLOGY SERVICES - 9.1%
6,700	Automatic Data Processing, Inc.	1,339,464
6,000	Equifax, Inc.	1,520,520
10,000	Global Payments, Inc.	1,575,801
6,000	Verisk Analytics, Inc.	1,201,620
		5,637,405

	TOTAL COMMON STOCKS (Cost $13,045,979)	61,781,644

	TOTAL INVESTMENTS - 99.5% (Cost $13,045,979)	$61,781,644
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	322,919
	NET ASSETS - 100.0%	$62,104,563

(a)	- Non-income producing security.

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

See accompanying notes to financial statements.

Marathon Value Portfolio
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2021

ASSETS
Investment securities:
At cost	$13,045,979
At fair value	$61,781,644
Cash and cash equivalents	305,265
Dividend receivable	74,054
Receivable for fund shares sold	286
TOTAL ASSETS	62,161,249

LIABILITIES
Payable for fund shares redeemed	18,921
Investment advisory fees payable (a)	37,765
TOTAL LIABILITIES	56,686
NET ASSETS	$62,104,563

Net Assets Consist Of:
Paid in capital	$7,923,450
Accumulated earnings	54,181,113
NET ASSETS	$62,104,563

Net Asset Value Per Share:
Shares:
Net Assets	$62,104,563
Shares of beneficial interest outstanding (b)	1,772,869

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$35.03

(a)	See Note 4 in the Notes to Financial Statements.

(b)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Marathon Value Portfolio
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2021

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $3,659)	$829,120
TOTAL INVESTMENT INCOME	829,120

EXPENSES
Investment advisory fees (a)	658,479
Interest expense	603
TOTAL EXPENSES	659,082

NET INVESTMENT INCOME	170,038

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	6,267,711
Net change in unrealized appreciation on investments	8,173,086
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	14,440,797

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,610,835

(a)	See Note 4 in the Notes to Financial Statements.

See accompanying notes to financial statements.

Marathon Value Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2021	September 30, 2020
FROM OPERATIONS
Net investment income	$170,038	$294,683
Net realized gain from investments	6,267,711	4,119,472
Net change in unrealized appreciation (depreciation) on investments	8,173,086	(1,180,482)
Net increase in net assets resulting from operations	14,610,835	3,233,673

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid:	(4,367,606)	(4,654,273)
Decrease in net assets from distributions to shareholders	(4,367,606)	(4,654,273)

FROM SHARES OF BENEFICIAL INTEREST

Proceeds from shares sold	366,108	406,193
Reinvestment of distributions to shareholders	4,170,143	4,433,045
Payments for shares redeemed	(7,474,203)	(11,376,767)
Net decrease in net assets from shares of beneficial interest	(2,937,952)	(6,537,529)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,305,277	(7,958,129)

NET ASSETS
Beginning of Year	54,799,286	62,757,415
End of Year	$62,104,563	$54,799,286

SHARE ACTIVITY
Shares Sold	11,033	14,178
Shares Reinvested	138,359	153,979
Shares Redeemed	(225,742)	(411,032)
Net decrease from share activity	(76,350)	(242,875)

See accompanying notes to financial statements.

Marathon Value Portfolio
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$29.63	$30.00	$29.51	$27.43	$24.59

Activity from investment operations:
Net investment income (a)	0.09	0.15	0.16	0.17	0.17
Net realized and unrealized gain on investments	7.70	1.76	1.46	3.65	3.12
Total from investment operations	7.79	1.91	1.62	3.82	3.29

Less distributions from:
Net investment income	(0.19)	(0.14)	(0.17)	(0.21)	(0.12)
Net realized gains	(2.20)	(2.14)	(0.96)	(1.53)	(0.33)
Total distributions	(2.39)	(2.28)	(1.13)	(1.74)	(0.45)

Net asset value, end of year	$35.03	$29.63	$30.00	$29.51	$27.43

Total return (b)	27.59%	6.60%	6.13%	14.51%	13.56%

Net assets, end of year (000s)	$62,105	$54,799	$62,757	$66,432	$71,862

Ratio of expenses to average net assets	1.07%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	0.28%	0.52%	0.57%	0.60%	0.64%
Portfolio Turnover Rate	6%	9%	9%	6%	15%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

See accompanying notes to financial statements.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS
September 30, 2021

1.	ORGANIZATION

Marathon Value Portfolio (the ’‘Fund’’) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III, a Delaware statutory trust organized on December 5, 2011 (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’). The Fund currently consists of one class of shares. The Fund’s investment objective is to provide shareholders with long-term capital appreciation in a well-diversified portfolio.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities; (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Fair Value Hierarchy - The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2021, for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$61,781,644	$—	$—	$61,781,644
Total	$61,781,644	$—	$—	$61,781,644

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Return of capital distributions received from REITs securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax- basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2018 - September 30, 2020 or expected to be taken in the Fund’s September 30, 2021 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2021, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, amounted to $3,610,132 and $10,796,640, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Kovitz Investment Group Partners, LLC. (the “Advisor”) serves as the Fund’s Investment advisor, prior to June 21, 2021 Gratus Capital, LLC (“Gratus) served as the Fund’s investment advisor. Pursuant to an advisory agreement (“Advisory Agreement”) with the Trust, on behalf of the Fund, the Advisor provides investment advisory services and pays the Fund’s operating expenses (except for the following expenses, which are paid by the Fund: brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers with respect thereto, and any 12b-1 fees) in return for a “universal fee.” For its services to the Fund, the Advisor is entitled to receive an annual fee computed and accrued daily and paid monthly, equal to 0.99% of the Fund’s average daily net assets, prior to June 21, 2021 it was 1.10% of the Fund’s average daily net assets.

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

For the year ended September 30, 2021 Gratus earned fees of $506,577 and the Advisor earned $151,902 for their services under on the Advisory Agreement.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s distributor and principal underwriter in a continuous public offering of the Fund shares.

During the year ended September 30, 2021, the Distributor received $0 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“Ultimus”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with Ultimus, the Fund pays Ultimus customary fees based on aggregate net assets of the Fund as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from Ultimus (as part of the universal fee).

Blu Giant, LLC (“Blu Giant”), an affiliate of Ultimus and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from Ultimus (as part of the universal fee).

Compensation of Trustees. The total amount paid by the Advisor and Gratus collectively on behalf of the Fund for the year ended September 30, 2021, was $12,952 (as part of the universal fee).

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes as of September 30, 2021 and differs from market value by net unrealized appreciation/depreciation which consisted of:

			Total Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Aggregate Cost	Appreciation	Depreciation	Depreciation
$13,057,000	$48,735,665	$(11,021)	$48,724,644

The tax character of distributions paid during the years ended September 30, 2021 and September 30, 2020 was as follows:

	Fiscal Year Ended September	Fiscal Year Ended September
	30, 2021	30, 2020
Ordinary Income	$343,651	$283,516
Long-Term Capital Gain	4,023,955	4,783,116
Return of Capital	—	—
	$4,367,606	$5,066,632

As of September 30, 2021, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$178,778	$5,277,691	$—	$—	$—	$48,724,644	$54,181,113

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the return of capital distribution from a C-Corporation.

During the fiscal year ended September 30, 2021, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended September 30, 2021 as follows:

Accumulated Earnings
Paid in Capital	(Losses)
$319,222	$(319,222)

Marathon Value Portfolio
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2021

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2021, Charles Schwab & Co. was the record owner of 81.84% of the Fund’s outstanding shares. Charles Schwab & Co. may be the beneficial owner of some or all the shares or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. may be deemed to control the Fund.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Marathon Value Portfolio and

Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Marathon Value Portfolio (the “Fund”), a series of Northern Lights Fund Trust III, as of September 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2004.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 29, 2021

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Marathon Value Portfolio
SHAREHOLDER VOTE (Unaudited)
September 30, 2021

SHAREHOLDER MEETING

The Board held a Special Meeting of the Shareholders of the Fund on June 21, 2021 for the purpose of approving the investment advisory agreement with the Adviser.

At the close of business April 5, 2021, the record date for the Special Meeting of Shareholders, there were 1,874,696 outstanding shares of beneficial interest of the Fund.

Accordingly, shares represented in person and by proxy at the Special Meeting equaled 51.03% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund

With respect to approval of the investment advisory agreement the following votes were cast:

For Approval	Against Approval	Abstained
942,742	1,849	12,016

Marathon Value Portfolio
ADDITIONAL INFORMATION (Unaudited)
September 30, 2021

Approval of Advisory Agreement – Marathon Value Portfolio*

In connection with a meeting held on February 16-17, 2021, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Kovitz Investment Group Partners, LLC (“KIGP”) and the Trust, with respect to Marathon Value Portfolio (“Marathon”). In considering the approval of the Advisory Agreement, the Board reviewed materials specifically relating to Marathon and the Advisory Agreement.

The Board discussed the KIGP’s presentation and materials. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board recognized that KIGP was founded in 2003 and provided customized financial planning services and proprietary investment management strategies to high net worth individuals, institutions, and financial professionals as well as one mutual fund. The Board observed that KIGP’s investment personnel had a wide range of investment experience and notable educational credentials. The Board discussed that KIGP’s investment process was based on rigorous screening and research of a company’s fundamental principles. The Board remarked that KIGP considered capital preservation and margin of safety as core to its investment philosophy, and selected companies for investment that were trading at a discount to its intrinsic value. The Board commented that KIGP managed risk in part through sector and industry diversification. The Board acknowledged that KIGP’s portfolio management team would monitor and review Marathon’s holdings to ensure compliance with Marathon’s investment limitations. The Board noted that KIGP selected broker-dealers on the basis of best execution and reported no material compliance or litigation concerns in the past three years. The Board discussed that KIGP had a robust infrastructure with qualified professionals capable of assuming management responsibilities for Marathon. The Board concluded that KIGP could be expected to provide quality service to Marathon and its shareholders.

Performance . The Board reviewed the performance information provided by KIGP regarding a mutual fund and a separately managed account strategy with a similar value-oriented investment philosophy as Marathon. The Board commented that the mutual fund slightly trailed Marathon over the 1- and 5-year periods. The Board recognized that the mutual fund underperformance relative to the S&P 500 TR Index was not unexpected given that growth stocks had outperformed value stocks in recent years. The Board concluded that KIGP should be permitted to manage Marathon’s portfolio for investors seeking a value-oriented strategy.

Fees and Expenses. The Board observed that KIGP’s proposed 0.99% unitary fee for Marathon was lower than the unitary fee charged by Marathon’s then-current adviser and that its net expense ratio was in line with the peer group median. Given these and other considerations, the Board concluded that the proposed advisory fee for Marathon was not unreasonable.

Economies of Scale . The Board discussed the size of Marathon and its prospects for growth. The Board concluded that, based on the size of Marathon, meaningful economies justifying breakpoints would be unlikely during the initial term of the investment advisory agreement, but noted that KIGP had agreed to discuss the implementation of breakpoints as Marathon’s assets grew and KIGP achieved economies of scale related to its and the Fund’s operations. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed KIGP’s projected profitability analysis in connection with Marathon. The Board noted that KIGP expected to realize a modest profit over the initial two-year term of the Advisory Agreement with respect to Marathon. The Board concluded that KIGP’s expected level of profitability was not excessive.

Conclusion. Having requested and received such information from KIGP as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the proposed advisory fees were not unreasonable and that approval of the Advisory Agreement was in the best interests of the Trust and the shareholders of Marathon.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of Marathon.

Marathon Value Portfolio
EXPENSE EXAMPLES (Unaudited)
September 30, 2021

As a shareholder of the Fund, you incur ongoing costs, consisting of the Fund’s universal fee. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021 (the “period”).

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending	Expenses Paid	Expense Ratio During
	Value	Account Value	During Period	the Period 4/1/21-
Actual	4/1/21	9/30/21	4/1/21-9/30/21*	9/30/21
	$1,000.00	$1,075.50	5.15	0.99%

	Beginning Account	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Value	Account Value	During Period	the Period 4/1/21-
(5% return before expenses)	4/1/21	9/30/21	4/1/21-9/30/21*	9/30/21
	$1,000.00	$1,020.10	$5.01	0.99%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Marathon Value Portfolio
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2021

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The business address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, NE 68154.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009- 2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President -Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of September 30, 2021, the Trust was comprised of 32 active portfolios managed by 16 unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/21-NLFT III-v2

Marathon Value Portfolio

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2021

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008- 2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-788-6086.

9/30/21-NLFT III-v2

Marathon Value Portfolio
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
September 30, 2021

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended September 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■         Social Security number and income

■         assets, account transfers and transaction history

■         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    open an account or give us contact information

■    provide account information or give us your income information

■    make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

Marathon Value Portfolio
OTHER INFORMATION
September 30, 2021 (Unaudited)

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Finally, the information on the Fund’s Form N-PORT is available, upon request, by calling the Fund at (800) 788-6086.

Proxy Voting Policies

The policies and procedures that the Fund uses to determine how to vote proxies relating to its investments is available without charge, upon request, by calling the Fund’s toll-free number at (800) 788-6086 or by visiting the Fund’s website at http://www.marathonvalue.com. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies for each 12 month period ending June 30 is filed with the SEC on Form N-PX. Such information, when filed, is available without charge, upon request, by calling the Fund’s toll-free number at (800) 788-6086 or by visiting the Fund’s website at http://www.marathonvalue.com. Such information is also available on the SEC’s website at http://www.sec.gov.

Northern Lights Fund Trust III
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ADVISOR
Kovitz Investment Group Partners, LLC
71 S. Wacker Dr., Suite 1860
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

TRANSFER AGENT
Ultimus Fund Solutions LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
41 South High Street
Columbus, OH 43215

Marathon-AR21

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2021 – $14,000

2020 – $13,500

(b)	Audit-Related Fees

2021– None

2020 – None

(c)	Tax Fees

2021 – $3,500

2020 – $3,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2021 - None

2020 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2021	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2021 - $3,500

2020 –$3,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/2/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/2/2021

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/2/2021